Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,217	$ 8,301
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,217	8,301
Trade receivables [member] | Gross carrying amount [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,310	8,396
Trade receivables [member] | Provision for doubtful receivable [member]
Disclosure of provision matrix [line items]
Provision for doubtful receivable	$ (93)	$ (95)	$ (126)	$ (190)